Employee Benefit Plans (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Employer matching Contribution	100.00%
Employer Matching Contribution as percentage of elective deferral	50.00%
Accrued future benefits payable under the SERP	$ 161,000	$ 148,000	$ 89,000
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of deferrals	3.00%
Percentage of elective deferral	5.00%
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of elective deferral	3.00%
401(k) Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Qualified retirement plan vesting period, years	6
Distributions from participant accounts are not permitted before age	65
Company contributions to the plan	900,000	800,000	600,000
Deferred Compensation Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Company contributions to the plan	122,000	123,000	117,000
Contribution to each participant's account percentage, maximum	6.00%
Plan assets, along with an equal amount of liabilities	4,200,000	3,500,000
Supplemental Executive Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Distributions from participant accounts are not permitted before age	70
Officer is entitled to receive equal monthly payments, months	180
Monthly [Member]
Defined Benefit Plan Disclosure [Line Items]
Payments to be made to officers under the SERP	32,197
Annually [Member]
Defined Benefit Plan Disclosure [Line Items]
Payments to be made to officers under the SERP	$ 386,360